Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (415,775)	$ (840,452)	$ (750,347)	$ (13,782)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on settlement of liabilities	(787,500)
Interest income on marketable securities held in Trust Account	(2,417,604)	(524,169)	(1,268,362)
Change in fair value of warrant liability	171,456
Amortization of debt discount	1,073,338
Changes in operating assets and liabilities
Prepaid expenses	31,914	(202,723)	(81,914)
Accounts payable and accrued liabilities	1,148,397	326,797	171,274	(72,925)
Accounts payable related parties			190,202
Income tax payable	130,335		221,665
Franchise tax payable	(170,000)		200,000
Net cash used in operating activities	(1,235,439)	(1,240,547)	(1,317,482)	(86,707)
Cash flows from investing activities:
Cash withdrawn from Trust Account for redemptions	43,318,207
Interest withdrawn from Trust Account to pay for franchise and federal income taxes	831,204
Marketable securities held in Trust Account	(1,462,641)	(87,975,000)	(87,975,000)
Net cash provided by investing activities	42,686,770	(87,975,000)	(87,975,000)
Cash flows from financing activities:
Proceeds from Initial Public Offering, net of costs of capital		84,319,667	84,319,667
Proceeds from Private Placement, net of costs of capital		5,023,384	5,023,384
Payment of deferred offering and finance costs	(150,000)	(25,500)
Proceeds from related party notes payable	2,580,000
Redemption of common stock	(43,318,207)	(88,200)
Capital contributions from Sponsor				100,000
Payment of deferred offering costs			(25,500)	(62,750)
Proceeds received from related party			100,000	63,200
Repayment of advances from related party			(88,200)
Net cash provided by (used in) financing activities	(40,888,207)	89,229,351	89,329,351	100,450
Net increase in cash	563,124	13,804	36,869	13,743
Cash at beginning of period	75,612	38,743	38,743	25,000
Cash at end of period	638,736	52,547	75,612	38,743
Supplemental disclosure of non-cash investing and financing activities:
Deferred offering costs included in accounts payable and accrued liabilities				134,483
Deferred offering costs paid directly by related party				25,000
Fair value of warrant liability issued in connection with notes payable	2,267,293
Remeasurement of redemption value of redeemable Class A common stock	2,867,041	12,714,991	13,409,184
Deferred underwriting fee payable		2,587,500	2,587,500
Excise tax liability accrued for common stock redemptions	$ 436,665
Expenses paid by related party			$ 29,000